Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	ACT
Entity Registrant Name	Actavis, Inc.
Entity Central Index Key	0000884629
Current Fiscal Year End Date	--12-31